July 2, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re: General Municipal Bond Fund, Inc.
1933 Act No.: 2-75608
1940 Act No.: 811-3372
CIK No.:0000357063

Dear Sir/Ma'am:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 28 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 22, 2004.

Please address any comments or questions to the undersigned at (212) 922-6785.

Very truly yours,

/s/ Gina M. Gomes
Gina M. Gomes
Paralegal

GMG/